Note 4 - Personnel Expenses, Including Share-based Remuneration - Research and Development Expenditure (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Statement Line Items [Line Items]
Total research and development expenditure	$ 46,098	$ 50,537	$ 44,055
Less: Capitalized development expenditure excluded from personnel expenses (Note 10)	4,587	6,825	4,862
Net research and development expenditure recognized as part of personnel expenses	$ 41,511	$ 43,713	$ 39,193